Long-term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt
The Company's borrowings, including short term and long term portions consisted of the following:

	December 31, 2016	December 31, 2015	Interest rate % (a)	Letters of Credit Outstanding at December 31, 2016
	(In millions, except rates)
2026 Senior Notes	$350	$—	5.000
2024 Senior Notes	500	500	5.375
Long-term debt - affiliate, due 2020	281	281	3.325
Long-term debt - affiliate, due 2019	337	337	3.580
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (b)	—	306	L+2.500	60
Project-level debt:
Alpine, due 2022	145	154	L+1.750	37
Alta Wind I, lease financing arrangement, due 2034	242	252	7.015	16
Alta Wind II, lease financing arrangement, due 2034	191	198	5.696	27
Alta Wind III, lease financing arrangement, due 2034	198	206	6.067	27
Alta Wind IV, lease financing arrangement, due 2034	128	133	5.938	19
Alta Wind V, lease financing arrangement, due 2035	206	213	6.071	30
Alta Realty Investments, due 2031	31	33	7.000	—
Alta Wind Asset Management, due 2031	18	19	L+2.375	—
Avra Valley, due 2031	57	60	L+1.750	3
Blythe, due 2028	19	21	L+1.625	6
Borrego, due 2025 and 2038	69	72	L+ 2.500/5.650	5
CVSR, due 2037	771	793	2.339 - 3.775	—
CVSR Holdco Notes, due 2037	199	—	4.680	13
El Segundo Energy Center, due 2023	443	485	L+1.625 - L+2.250	82
Energy Center Minneapolis, due 2017 and 2025	96	108	5.950 -7.250	—
Energy Center Minneapolis Series D Notes, due 2031	125	—	3.550	—
Kansas South, due 2031	30	33	L+2.000	4
Laredo Ridge, due 2028	100	104	L+1.875	10
Marsh Landing, due 2017 and 2023	370	418	L+1.750 - L+1.875	22
PFMG and related subsidiaries financing agreement, due 2030	27	29	6.000	—
Roadrunner, due 2031	37	40	L+1.625	5
South Trent Wind, due 2020	57	62	L+1.625	10
TA High Desert, due 2020 and 2032	49	52	L+2.500/5.150	8
Tapestry, due 2021	172	181	L+1.625	20
Utah Solar Portfolio, due 2022	287	—	L+2.625	13
Viento, due 2023	178	189	L+2.750	27
Walnut Creek, due 2023	310	351	L+1.625	41
WCEP Holdings, due 2023	46	46	L+3.000	—
Other	—	2	various	—
Subtotal project-level debt	4,601	4,254
Total debt	6,069	5,678
Less current maturities	(291)	(264)
Less deferred financing costs	(62)	(53)
Total long-term debt	$5,716	$5,361

(a) As of December 31, 2016, L+ equals 3 month LIBOR plus x%, except for the Alpine term loan, Marsh Landing term loan, Walnut Creek term loan, Utah Solar Portfolio debt, and NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South and Viento, where L+ equals 6 month LIBOR plus x%.
(b) Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.
The financing arrangements listed above contain certain covenants, including financial covenants, that the Company is required to be in compliance with during the term of the arrangement. As of December 31, 2016, the Company was in compliance with all of the required covenants.
NRG Yield Operating LLC 2026 Senior Notes
On August 18, 2016, Yield Operating LLC issued $350 million of senior unsecured notes, or the 2026 Senior Notes. The 2026 Senior Notes bear interest at 5.00% and mature on September 15, 2026. Interest on the notes is payable semi-annually on March 15 and September 15 of each year, and interest payments will commence on March 15, 2017. The 2026 Senior Notes are senior unsecured obligations of Yield Operating LLC and are guaranteed by the Company, and by certain of Yield Operating LLC's wholly owned current and future subsidiaries. A portion of the proceeds of the 2026 Senior Notes were used to repay the Company's revolving credit facility, as described below.
NRG Yield Operating LLC 2024 Senior Notes
On August 5, 2014, Yield Operating LLC issued $500 million of senior unsecured notes, or the 2024 Senior Notes. The 2024 Senior Notes bear interest at 5.375% and mature in August 2024. Interest on the notes is payable semi-annually on February 15 and August 15 of each year. The 2024 Senior Notes are senior unsecured obligations of Yield Operating LLC and are guaranteed by the Company, and by certain of Yield Operating LLC’s wholly owned current and future subsidiaries.
Yield, Inc. 2020 Convertible Senior Notes and Related Intercompany Note
On June 29, 2015, Yield, Inc. closed on its offering of $287.5 million aggregate principal amount of 3.25% Convertible Senior Notes due 2020, or the 2020 Convertible Notes. The 2020 Convertible Notes are convertible, under certain circumstances, into Yield, Inc.'s Class C common stock, cash or a combination thereof at an initial conversion price of $27.50 per Class C common share, which is equivalent to a conversion rate of approximately 36.3636 shares of Class C common stock per $1,000 principal amount of 2020 Convertible Notes. The Company and Yield Operating LLC provided a guarantee to Yield, Inc. with respect to the 2020 Convertible Notes. In addition, Yield Operating LLC and Yield, Inc. entered into an intercompany borrowing arrangement, under which Yield Operating LLC received $281 million of the proceeds of the 2020 Convertible Notes. The intercompany note bears interest at a rate of 3.325% and matures in 2020.
Yield, Inc. 2019 Convertible Senior Notes and Related Intercompany Note
During the first quarter of 2014, Yield, Inc. closed on its offering of $345 million aggregate principal amount of 3.50% Convertible Senior Notes due 2019, or the 2019 Convertible Notes. The 2019 Convertible Notes were convertible, under certain circumstances, into Yield, Inc.’s Class A common stock, cash or a combination thereof at an initial conversion price of $46.55 per Class A common share, which is equivalent to a conversion rate of approximately 42.9644 shares of Class A common stock per $1,000 principal amount of 2019 Convertible Notes in accordance with the terms of the related indenture. The Company and Yield Operating LLC provided a guarantee to Yield, Inc. with respect to the 2019 Convertible Notes. In addition, Yield Operating and Yield, Inc. entered into an intercompany borrowing arrangement, under which Yield Operating borrowed $337 million of the proceeds of the 2019 Convertible Notes. The intercompany note bears interest at a rate of 3.580% and matures in 2019.
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility
In connection with the Yield, Inc. initial public offering in July 2013, as further described in Note 1, Nature of Business, the Company and Yield Operating LLC entered into a senior secured revolving credit facility, or the Yield Credit Facility, which was amended on June 26, 2015, to, among other things, increase the availability to $495 million. The Company's revolving credit facility can be used for cash or for the issuance of letters of credit.
During 2015, the Company borrowed $254 million from the revolving credit facility to finance the acquisition of the November 2015 Drop Down Assets as discussed in Note 3, Business Acquisitions, as well as fund dividend payments and tax equity contributions.
The Company borrowed $60 million from the revolving credit facility and repaid $366 million during the year ended December 31, 2016. The Company used its pro rata proceeds of $97.5 million from the CVSR Holdco Financing Arrangement in July 2016, a portion of its proceeds from the issuance of the 2026 Senior Notes in August 2015, as well as its cash on hand to repay the outstanding borrowings under the revolving credit facility.
As of December 31, 2016, there were no outstanding borrowings and the Company had $60 million of letters of credit outstanding under the revolving credit facility.
Project - level Debt
Agua Caliente Borrower 2, due 2038
On February 17, 2017, Agua Caliente Borrower 1 LLC, an indirect subsidiary of NRG, and Agua Caliente Borrower 2 LLC, issued $130 million of senior secured notes under the Agua Caliente Holdco financing agreement that bear interest at 5.43% and mature on December 31, 2038. As described in Note 3, Business Acquisitions, on March 27, 2017, the Company acquired Agua Caliente Borrower 2 LLC from NRG. Agua Caliente Borrower 2 LLC owns a 16% interest in the Agua Caliente solar farm and holds $41 million of the Agua Caliente Holdco debt. The debt is joint and several with respect to Agua Caliente Borrower 1 LLC and Agua Caliente Borrower 2 LLC and is secured by the equity interests of each borrower in the Agua Caliente solar facility. Concurrent with the February 2017 borrowing, the Company entered into a letter of credit commitment of $17 million and issued same to support the Company's debt service requirement obligations. The Company pays semi-annual related fees of 2.25% on the outstanding balance.
Utah Solar Portfolio, due 2022
As part of its March 2017 Drop Down Assets acquisition, the Company assumed non-recourse debt of $287 million relating to the Utah Solar Portfolio at interest rate of LIBOR plus 2.625%. The debt matures on December 16, 2022. The $287 million consisted of $222 million outstanding at the time of the NRG acquisition in November 2016, and additional borrowings of $65 million incurred during 2016. The Company also entered into letter agreements for a commitment of $13 million to support the Company's debt service requirement obligations. The Company pays an availability fee of 2.625% on the amount on a quarterly basis. On March 27, 2017, the letters of credit were amended, reducing the issued amount to$11 million.
Energy Center Minneapolis LLC Series D Notes
On October 31, 2016, NRG Energy Center Minneapolis LLC, a subsidiary of the Company, received proceeds of $125 million from the issuance of 3.55% Series D notes due October 31, 2031, or the Series D Notes, and entered into a shelf facility for the anticipated issuance of an additional $70 million of notes at a 4.80% fixed rate. The Series D Notes will be secured by substantially all of the assets of NRG Energy Center Minneapolis LLC. NRG Thermal LLC has guaranteed the indebtedness and its guarantee is secured by a pledge of the equity interests in all of NRG Thermal LLC’s subsidiaries. NRG Energy Center Minneapolis LLC distributed the proceeds of the Series D Notes to NRG Thermal LLC, which in turn distributed the proceeds to NRG Yield Operating LLC to be utilized for general corporate purposes, including potential acquisitions.
CVSR Holdco Notes, due 2037
On July 15, 2016, CVSR Holdco, the indirect owner of the CVSR solar facility, issued $200 million of senior secured notes under the CVSR Holdco Financing Agreement, or 2037 CVSR Holdco Notes, that bear interest at 4.68% and mature on March 31, 2037.  Net proceeds were distributed to the Company and NRG based on their respective ownership as of July 15, 2016, and, accordingly, the Company received net proceeds of $97.5 million.
As described in Note 3, Business Acquisitions, on September 1, 2016, the Company acquired the remaining 51.05% of CVSR, and assumed additional debt of $496 million, which represents 51.05% of the CVSR project level debt and 51.05% of the 2037 CVSR Holdco Notes. In connection with the retrospective adjustment of prior periods, as described in Note 1, Nature of Business, the Company now consolidates CVSR and 100% of its debt, consisting of $771 million of project level debt and $200 million of 2037 CVSR Holdco Notes as of September 1, 2016.
Avenal
On March 18, 2015, Avenal, one of the Company's equity method investments, amended its credit agreement to increase its borrowings by $43 million and to reduce the related interest rate from 6 month LIBOR plus an applicable margin of 2.25% to 6 month LIBOR plus 1.75% from March 18, 2015, through March 17, 2022, 6 month LIBOR plus 2.00% from March 18, 2022, through March 17, 2027, and 6 month LIBOR plus 2.25% from March 18, 2027, through the maturity date.  As a result of the credit agreement amendment, the Company received net proceeds of $20 million after fees from its 49.95% ownership in Avenal. Effective September 30, 2015, the Company increased its ownership to 50% by acquiring an additional 0.05% membership interest in Avenal.
Lease financing arrangements
Alta Wind Holdings (Alta Wind II - V) and Alta I (operating entities) have finance lease obligations issued under lease transactions whereby the respective operating entities sold and leased back undivided interests in specific assets of the project. The sale and related lease transactions are accounted for as financing arrangements as the operating entities have continued involvement with the property. The terms and conditions of each facility lease are substantially similar. Each operating entity makes rental payments as stipulated in the facility lease agreements on a semiannual basis every June 30 and December 30 through the final maturity dates. In addition, the operating entities have a credit agreement with a group of lenders that provides for the issuance of letters of credit to support certain operating and debt service obligations. Certain operations and maintenance, as well as rent reserve requirements are satisfied by letters of credit issued under the Yield Operating agreement. As of December 31, 2016, $965 million was outstanding under the finance lease obligations, and $119 million of letters of credit were issued under the credit agreement and $23 million were issued under the Yield Credit Facility.
Interest Rate Swaps — Project Financings
Many of the Company's project subsidiaries entered into interest rate swaps, intended to hedge the risks associated with interest rates on non-recourse project level debt. These swaps amortize in proportion to their respective loans and are floating for fixed where the project subsidiary pays its counterparty the equivalent of a fixed interest payment on a predetermined notional value and will receive quarterly the equivalent of a floating interest payment based on the same notional value. All interest rate swap payments by the project subsidiary and its counterparty are made quarterly and the LIBOR is determined in advance of each interest period. In connection with the acquisition of the Alta Wind Portfolio in 2015, as described in Note 3, Business Acquisitions, the Company acquired thirty-one additional interest rate swaps, thirty of which were settled during 2015. During 2015, the Company acquired thirty-two additional interest rate swaps in connection with the January 2015 and November 2015 Drop Downs, as described in Note 3, Business Acquisitions.

The following table summarizes the swaps, some of which are forward starting as indicated, related to the Company's project level debt as of December 31, 2016:

	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2016 (In millions)	Effective Date	Maturity Date
Alpine	85%	2.744%	3-Month LIBOR	$115	various	December 31, 2029
Alpine	85%	2.421%	3-Month LIBOR	8	June 24, 2014	June 30, 2025
Avra Valley	85%	2.333%	3-Month LIBOR	49	November 30, 2012	November 30, 2030
AWAM	100%	2.47%	3-Month LIBOR	18	May 22, 2013	May 15, 2031
Blythe	75%	3.563%	3-Month LIBOR	14	June 25, 2010	June 25, 2028
Borrego	75%	1.125%	3-Month LIBOR	7	April 3, 2013	June 30, 2020
El Segundo	75%	2.417%	3-Month LIBOR	330	November 30, 2011	August 31, 2023
Kansas South	75%	2.368%	6-Month LIBOR	23	June 28, 2013	December 31, 2030
Laredo Ridge	75%	2.31%	3-Month LIBOR	79	March 31, 2011	March 31, 2026
Marsh Landing	75%	3.244%	3-Month LIBOR	342	June 28, 2013	June 30, 2023
Roadrunner	75%	4.313%	3-Month LIBOR	28	September 30, 2011	December 31, 2029
South Trent	75%	3.265%	3-Month LIBOR	43	June 15, 2010	June 14, 2020
South Trent	75%	4.95%	3-Month LIBOR	21	June 30, 2020	June 14, 2028
Tapestry	75%	2.21%	3-Month LIBOR	155	December 30, 2011	December 21, 2021
Tapestry	50%	3.57%	3-Month LIBOR	60	December 21, 2021	December 21, 2029
Utah Solar Portfolio	80%	various	1-Month LIBOR	230	December 15, 2016	September 30, 2036
Viento Funding II	90%	various	6-Month LIBOR	160	various	various
Viento Funding II	90%	4.985%	6-Month LIBOR	65	July 11, 2023	June 30, 2028
Walnut Creek Energy	75%	various	3-Month LIBOR	276	June 28, 2013	May 31, 2023
WCEP Holdings	90%	4.003%	3-Month LIBOR	46	June 28, 2013	May 31, 2023
Total				$2,069

Annual Maturities
Annual payments based on the maturities of the Company's debt, for the years ending after December 31, 2016, are as follows:

(In millions)
2017	$291
2018	304
2019	657
2020	647
2021	452
Thereafter	3,718
Total	$6,069